NET ASSET VALUE (NAV) PER SHARE (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,378,030,090	$ 1,186,888,471
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	758,726,355	652,394,513
Domestic Stock Funds | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	312,998,853	275,257,759
Balanced Funds | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	63,049,219	52,717,617
Fixed Income Funds | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	66,875,748	60,172,581
Pooled separate accounts and collective trusts, at net asset value as a practical expedient | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 315,802,535	$ 264,246,556